DERIVATIVE LIABILITY - Roll-forward of Fair Values of the Derivative Liability (Details) $ in Thousands	9 Months Ended
Sep. 30, 2021 USD ($)
DERIVATIVE LIABILITY
Beginning balance	$ 0
Add: Derivative liability on date of issuance of convertible note	8,163
Change in fair value of derivative liability	(5,783)
Ending balance	$ 13,946